Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Derivative Instruments, Gain (Loss) [Table Text Block]
	Six months ended July 31,
	2015	2014
Beginning balance	$216,705	$46,985
Total (gains) losses	(83,999)	(262,912)
Settlements	(656,034)	(146,524)
Additions	584,167	852,023
Ending balance	$60,839	$489,572

Change in unrealized gains (losses) included in earnings relating to derivatives still held as of July 31, 2015 and 2014	$(83,999)	$(262,912)

	Year Ended January 31,
	2015	2014
Beginning balance	$46,985	$15,112
Total (gains) losses	(482,697)	31,873
Settlements	(256,748)	-
Additions	909,165	-
Ending balance	$216,705	$46,985

Change in unrealized (gains) losses included in earnings relating to derivatives still held as of January 31, 2015 and 2014	$(482,697)	$31,873

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
Derivative liability at January 31, 2014	209.37%	0%	2.5	0.69%